Vessels, net - Analysis - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in Property, Plant and Equipment [Roll Forward]
Vessel Cost, Balance at beginning	$ 995,383	$ 920,335	$ 920,193
Accumulated depreciation, Balance at beginning	(312,807)	(276,367)
Net book value, Balance at beginning	607,528	643,826
Acquisitions and improvements	75,048	142
Net book value, Acquisitions and improvements	75,048	142
Depreciation for the year	38,894	36,440
Net book value, Depreciation for the year	38,894	36,440
Vessel Cost, Balance at ending	995,383	920,335	$ 920,193
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	(351,701)	(312,807)
Net book value, Balance at ending	$ 643,682	$ 607,528